UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-750

Exact name of registrant as specified in charter:    Delaware Group Equity
                                                     Funds II

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             November 30

Date of reporting period:                            August 31, 2006

Item 1.  Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Large Cap Value Fund
_____________________________

August 31, 2006

                                                                                                       Number of          Market
                                                                                                        Shares            Value
Common Stock - 99.37%

Consumer Discretionary - 8.60%
Gap                                                                                                    2,174,300      $ 36,549,983
* Limited Brands                                                                                       1,472,600        37,889,998
Mattel                                                                                                 2,223,300        41,886,972
                                                                                                                        __________

                                                                                                                       116,326,953
                                                                                                                       ___________
Consumer Staples - 12.29%
* ConAgra Foods                                                                                        1,833,200        43,630,160
Heinz (H.J.)                                                                                             981,800        41,078,512
Kimberly-Clark                                                                                           647,000        41,084,500
* Safeway                                                                                              1,308,700        40,478,091
                                                                                                                        __________

                                                                                                                       166,271,263
                                                                                                                       ___________
Energy - 5.64%
* Chevron                                                                                                609,800        39,271,120
* ConocoPhillips                                                                                         584,600        37,081,178
                                                                                                                        __________

                                                                                                                        76,352,298
                                                                                                                        __________
Financials - 23.62%
* Allstate                                                                                               733,600        42,504,784
Aon                                                                                                    1,212,600        41,919,582
Chubb                                                                                                    781,700        39,210,072
* Hartford Financial Services Group                                                                      449,100        38,559,726
* Huntington Bancshares                                                                                1,678,000        40,137,760
* Morgan Stanley                                                                                         625,100        41,125,329
* Wachovia                                                                                               725,100        39,612,213
Washington Mutual                                                                                        873,300        36,582,537
                                                                                                                        __________

                                                                                                                       319,652,003
                                                                                                                       ___________
Health Care - 18.56%
Abbott Laboratories                                                                                      873,700        42,549,190
Baxter International                                                                                     942,400        41,823,712
Bristol-Myers Squibb                                                                                   1,660,200        36,109,350
* Merck & Co.                                                                                          1,063,600        43,128,980
* Pfizer                                                                                               1,646,885        45,388,151
Wyeth                                                                                                    866,000        42,174,200
                                                                                                                        __________

                                                                                                                       251,173,583
                                                                                                                       ___________
Industrials - 5.81%
Donnelley (R.R.) & Sons                                                                                1,245,000        40,362,900
* Waste Management                                                                                     1,118,200        38,331,896
                                                                                                                        __________

                                                                                                                        78,694,796
                                                                                                                        __________
Information Technology - 12.64%
Hewlett-Packard                                                                                        1,240,900        45,367,304
Intel                                                                                                  2,158,900        42,184,906
* International Business Machines                                                                        497,200        40,258,284
*+ Xerox                                                                                               2,916,100        43,187,441
                                                                                                                        __________

                                                                                                                       170,997,935
                                                                                                                       ___________
Materials - 2.71%
*duPont (E.I.) deNemours                                                                                 916,600        36,636,502
                                                                                                                        __________

                                                                                                                        36,636,502
                                                                                                                        __________
Telecommunications - 6.34%
*AT&T                                                                                                  1,411,500        43,939,995
*Verizon Communications                                                                                1,190,000        41,864,200
                                                                                                                        __________

                                                                                                                        85,804,195
                                                                                                                        __________
Utilities - 3.16%
* Progress Energy                                                                                        965,200        42,787,316
                                                                                                                        __________

                                                                                                                        42,787,316
                                                                                                                        __________

Total Common Stock (cost $1,202,521,754)                                                                             1,344,696,844
                                                                                                                     _____________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 0.08%

With BNP Paribas 5.20% 9/1/06 (dated 8/31/06, to be repurchased at $614,589, collateralized by $277,000 U.S. Treasury Notes 3.125% due 10/15/08, market value
$271,294, $138,500 U.S. Treasury Notes 3.375% due 9/15/09, market value
$135,470, $138,500 U.S. Treasury Notes 3.50% due 11/15/09, market value $134,941 and $87,800 U.S. Treasury Notes 3.50% due 12/15/09,
market value $85,191)                                                                                   $614,500           614,500

With Cantor Fitzgerald 5.20% 9/1/06 (dated 8/31/06, to be repurchased at
$138,520, collateralized by $69,300 U.S. Treasury Notes 3.375% due 12/15/08,
market value $67,705 and $71,100 U.S. Treasury Notes 6.00% due 8/15/09,
market value $73,703)                                                                                    138,500           138,500

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $277,040,
collateralized by $278,400 U.S. Treasury Notes
4.875% due 4/30/08, market value $282,991)                                                               277,000           277,000
                                                                                                                           _______

Total Repurchase Agreements (cost $1,030,000)                                                                            1,030,000
                                                                                                                         _________

Total Market Value of Securities Before Securities Lending Collateral - 99.45%

   (cost $1,203,551,754)                                                                                             1,345,726,844
                                                                                                                     _____________

Securities Lending Collateral** - 7.13%

Short-Term Investments - 7.13%
Fixed Rate Notes - 1.23%
Citigroup Global Markets 5.32% 9/1/06                                                                 16,606,358        16,606,358
                                                                                                                        __________

                                                                                                                        16,606,358
                                                                                                                        __________
~ Variable Rate Notes - 5.90%
American Honda Finance 5.32% 2/21/07                                                                   2,630,393         2,630,393
ANZ National 5.39% 10/1/07                                                                               584,532           584,532
Australia New Zealand 5.32% 10/1/07                                                                    2,922,659         2,922,659
Bank of America 5.32% 2/23/07                                                                          3,799,457         3,799,457
Bank of New York 5.36% 10/1/07                                                                         2,338,127         2,338,127
Barclays New York 5.31% 5/18/07                                                                        3,799,457         3,799,457
Bayerische Landesbank 5.38% 10/1/06                                                                    2,922,659         2,922,659
Bear Stearns 5.47% 2/28/07                                                                             3,507,191         3,507,191
BNP Paribas 5.36% 10/1/07                                                                              2,922,659         2,922,659
Canadian Imperial Bank
     5.30% 10/1/07                                                                                     1,461,330         1,461,330
     5.32% 11/22/06                                                                                    2,922,659         2,922,659
CDC Financial Products 5.41% 10/2/06                                                                   3,799,457         3,799,457
Citigroup Global Markets 5.38% 9/7/06                                                                  3,799,457         3,799,457
Commonwealth Bank 5.33% 10/1/07                                                                        2,922,659         2,922,659
Deutsche Bank London 5.34% 2/23/07                                                                     3,507,191         3,507,191
Goldman Sachs 5.45% 8/31/07                                                                            3,799,457         3,799,457
Manufacturers & Traders 5.31% 9/26/06                                                                  2,922,653         2,922,604
Marshall & Ilsley Bank 5.31% 10/1/07                                                                   3,214,925         3,214,925
Merrill Lynch Mortgage Capital 5.41% 9/5/06                                                            2,630,393         2,630,393
National Australia Bank 5.38% 3/7/07                                                                   3,624,097         3,624,097
National City Bank 5.32% 3/2/07                                                                        3,507,517         3,508,171
National Rural Utilities 5.39% 10/1/07                                                                 4,617,801         4,617,801
Nordea Bank New York 5.31% 5/16/07                                                                     1,461,326         1,461,275
Nordea Bank Norge 5.34% 10/1/07                                                                        2,922,659         2,922,659
Royal Bank of Scotland 5.32% 10/1/07                                                                   2,922,659         2,922,659
Societe Generale 5.36% 10/1/07                                                                         1,461,330         1,461,329
Wells Fargo 5.34% 10/1/07                                                                              2,922,659         2,922,659
                                                                                                                         _________

                                                                                                                        79,847,916
                                                                                                                        __________

Total Securities Lending Collateral (cost $96,454,274)                                                                  96,454,274
                                                                                                                        __________

Total Market Value of Securities - 106.58%

     (cost $1,300,006,028)                                                                                           1,442,181,118!

Obligation to Return Securities Lending Collateral** - (7.13%)                                                        (96,454,274)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.55%                                                      7,475,386
                                                                                                                         _________

Net Assets Applicable to 69,013,612 Shares Outstanding - 100.00%                                                    $1,353,202,230
                                                                                                                    ______________

+ Non-income producing security for the period ended August 31, 2006.

~ Variable rate security. The interest rate shown is the rate as of August 31, 2006.

* Fully or partially on loan.

** See Note 3 in "Notes."

! Includes $94,139,304 of securities loaned.


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Large Cap Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                    $1,302,725,415
                                       ______________

Aggregate unrealized appreciation         162,282,203
Aggregate unrealized depreciation         (22,826,500)
                                       ______________

Net unrealized appreciation             $ 139,455,703
                                       ______________

For federal income tax purposes, at November 30, 2005, capital loss carryforwards of $29,067,426 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $11,712,603 expires in 2009, and $17,354,823 expires in 2010.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2006, the market value of the securities on loan was $94,139,304, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Value Fund
___________________

August 31, 2006
                                                                                                        Number of         Market
                                                                                                         Shares           Value
Common Stock - 98.59%

Consumer Discretionary - 9.05%
Gap                                                                                                      742,000       $12,473,020
Limited Brands                                                                                           482,600        12,417,298
Mattel                                                                                                   703,800        13,259,592
                                                                                                                        __________

                                                                                                                        38,149,910
                                                                                                                        __________
Consumer Staples - 12.11%
ConAgra Foods                                                                                            548,100        13,044,780
Heinz (H.J.)                                                                                             287,400        12,024,816
Kimberly-Clark                                                                                           201,500        12,795,250
Safeway                                                                                                  426,400        13,188,552
                                                                                                                        __________

                                                                                                                        51,053,398
                                                                                                                        __________
Energy - 5.76%
Chevron                                                                                                  189,200        12,184,480
ConocoPhillips                                                                                           190,600        12,089,758
                                                                                                                        __________

                                                                                                                        24,274,238
                                                                                                                        __________
Financials - 23.54%
Allstate                                                                                                 216,600        12,549,804
Aon                                                                                                      373,800        12,922,266
Chubb                                                                                                    255,400        12,810,864
Hartford Financial Services Group                                                                        149,600        12,844,656
Huntington Bancshares                                                                                    517,100        12,369,032
Morgan Stanley                                                                                           180,300        11,861,937
Wachovia                                                                                                 223,800        12,226,194
Washington Mutual                                                                                        278,000        11,645,420
                                                                                                                        __________

                                                                                                                        99,230,173
                                                                                                                        __________
Health Care - 17.59%
Abbott Laboratories                                                                                      265,500        12,929,850
Baxter International                                                                                     279,100        12,386,458
Bristol-Myers Squibb                                                                                     502,400        10,927,200
Merck & Co.                                                                                              292,900        11,877,095
Pfizer                                                                                                   488,400        13,460,304
Wyeth                                                                                                    257,800        12,554,860
                                                                                                                        __________

                                                                                                                        74,135,767
                                                                                                                        __________
Industrials - 6.11%
Donnelley (R.R.) & Sons                                                                                  401,800        13,026,356
Waste Management                                                                                         371,700        12,741,876
                                                                                                                        __________

                                                                                                                        25,768,232
                                                                                                                        __________
Information Technology - 12.41%
Hewlett-Packard                                                                                          377,500        13,801,400
Intel                                                                                                    677,000        13,228,580
International Business Machines                                                                          157,000        12,712,290
+ Xerox                                                                                                  849,700        12,584,057
                                                                                                                        __________

                                                                                                                        52,326,327
                                                                                                                        __________
Materials - 2.95%
duPont (E.I.) deNemours                                                                                  311,700        12,458,649
                                                                                                                        __________

                                                                                                                        12,458,649
                                                                                                                        __________
Telecommunications - 6.12%
AT&T                                                                                                     422,900        13,164,877
Verizon Communications                                                                                   358,900        12,626,102
                                                                                                                        __________

                                                                                                                        25,790,979
                                                                                                                        __________
Utilities - 2.95%
Progress Energy                                                                                          280,300        12,425,699
                                                                                                                        __________

                                                                                                                        12,425,699
                                                                                                                        __________

Total Common Stock (cost $373,815,650)                                                                                 415,613,372
                                                                                                                       ___________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 1.15%

With BNP Paribas 5.20% 9/1/06 (dated 8/31/06, to be repurchased at $2,896,418, collateralized by $1,306,000 U.S. Treasury Notes 3.125% due 10/15/08, market value $1,278,769, $653,000 U.S. Treasury Notes 3.375% due 9/15/09, market value
$638,551, $653,000 U.S. Treasury . Notes 3.50% due 11/15/09, market value
$636,058 and $414,000 U.S. Treasury Notes 3.50% due 12/15/09,
market value $401,556)                                                                               $2,896,000          2,896,000

With Cantor Fitzgerald 5.20% 9/1/06 (dated 8/31/06, to be repurchased at
$653,094, collateralized by $326,000 U.S. Treasury Notes 3.375% due 12/15/08,
market value $319,135 and $335,000 U.S. Treasury Notes 6.00% due 8/15/09,
market value $347,407)                                                                                   653,000           653,000

With UBS Warburg 5.20% 9/1/06
(dated 8/31/06, to be repurchased at $1,306,189,
collateralized by $1,312,000 U.S. Treasury Notes
4.875% due 4/30/08, market value $1,333,904)                                                           1,306,000         1,306,000
                                                                                                                         _________

Total Repurchase Agreements (cost $4,855,000)                                                                            4,855,000
                                                                                                                         _________

Total Market Value of Securities - 99.74%

   (cost $378,670,650)                                                                                                 420,468,372

Receivables and Other Assets Net of Liabilities (See Notes) - 0.26%                                                      1,100,760
                                                                                                                         _________

Net Assets Applicable to 33,643,264 Shares Outstanding - 100.00%                                                      $421,569,132
                                                                                                                      ____________


+ Non-income producing security for the period ended August 31, 2006.


________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $379,354,329
                                         ____________

Aggregate unrealized appreciation          43,622,155
Aggregate unrealized depreciation          (2,508,112)
                                         ____________

Net unrealized appreciation              $ 41,114,043
                                         ____________

3. Credit and Market Risk

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: